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                      SEI INSTITUTIONAL INVESTMENTS TRUST

                                 LARGE CAP FUND
                                 SMALL CAP FUND
                             CORE FIXED INCOME FUND
                              HIGH YIELD BOND FUND
                        INTERNATIONAL FIXED INCOME FUND
                          EMERGING MARKETS EQUITY FUND
                           INTERNATIONAL EQUITY FUND

                           SUPPLEMENT DATED JULY 10, 1997
                     TO THE PROSPECTUS DATED JUNE 14, 1996

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

    At a meeting held on February 28, 1997, the Shareholders of the Small Cap Fund of SEI Institutional Investments Trust (the "Trust") approved LSV Asset Management ("LSV") as a new Money Manager. In addition, Shareholders approved a new Money Manager agreement between LSV and SEI Financial Management Corporation relating to the Small Cap Fund. This prospectus is hereby amended to reflect this name change.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE